Aristotle Core Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 38.0%	Par	Value
Communications - 1.1%
AT&T, Inc., 3.50%, 09/15/2053	450,000	$304,824
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 06/01/2041	200,000	145,188
Comcast Corp., 6.05%, 05/15/2055	350,000	357,633
T-Mobile USA, Inc., 5.30%, 05/15/2035	250,000	253,229
Verizon Communications, Inc.
3.40%, 03/22/2041	600,000	463,065
5.50%, 02/23/2054	100,000	96,716
		1,620,655

Consumer Discretionary - 1.3%
Ford Motor Credit Co. LLC, 4.54%, 08/01/2026	200,000	198,679
Hyundai Capital America, 4.85%, 03/25/2027 (a)	50,000	50,236
Lennar Corp., 5.20%, 07/30/2030	1,200,000	1,223,059
Lowe's Cos., Inc., 4.45%, 04/01/2062	250,000	194,205
Paychex, Inc., 5.60%, 04/15/2035	50,000	51,707
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (a)	100,000	100,673
		1,818,559

Consumer Staples - 3.2%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039	500,000	508,872
Constellation Brands, Inc., 4.80%, 05/01/2030	300,000	302,574
Diageo Investment Corp., 5.63%, 04/15/2035	500,000	523,072
J M Smucker Co., 6.20%, 11/15/2033	250,000	268,455
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 05/15/2032	150,000	131,413
6.75%, 03/15/2034	100,000	109,229
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (a)	600,000	622,188
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035	1,000,000	998,295
Mars, Inc., 5.20%, 03/01/2035 (a)	1,000,000	1,012,480
		4,476,578

Energy - 1.0%
Energy Transfer LP
5.75%, 02/15/2033	150,000	155,770
5.70%, 04/01/2035	650,000	662,373
Targa Resources Corp., 6.50%, 03/30/2034	400,000	430,047
Williams Cos., Inc., 5.30%, 09/30/2035	150,000	150,235
		1,398,425

Financials - 21.7%
Agree LP, 5.60%, 06/15/2035	200,000	203,658
American International Group, Inc., 5.45%, 05/07/2035	420,000	430,915
Arthur J Gallagher & Co., 5.15%, 02/15/2035	250,000	250,263
Athene Holding Ltd., 6.63%, 05/19/2055	300,000	309,399
Atlas Warehouse Lending Co. LP, 6.25%, 01/15/2030 (a)	300,000	303,308
Aviation Capital Group LLC, 5.13%, 04/10/2030 (a)	50,000	50,498
Avolon Holdings Funding Ltd., 5.38%, 05/30/2030 (a)	650,000	662,411
Banco Mercantil del Norte SA/Grand Cayman, 8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual (a)	500,000	518,897
Banco Santander SA, 6.03%, 01/17/2035	400,000	421,603
Bank of America Corp.
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	1,050,000	1,080,025
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	500,000	508,315
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	350,000	296,671
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	300,000	274,616
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	400,000	403,955
Barclays PLC, 5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036	250,000	255,649
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, 7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035 (a)	400,000	411,720
BNP Paribas SA
5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033 (a)	400,000	416,364
7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual (a)	200,000	201,700
BPCE SA, 5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (a)	250,000	254,646
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	450,000	462,665
Broadstone Net Lease LLC, 2.60%, 09/15/2031	200,000	170,114
Brown & Brown, Inc., 5.55%, 06/23/2035	300,000	306,035
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	400,000	407,400
CBRE Services, Inc., 4.80%, 06/15/2030	300,000	301,066
Citigroup, Inc., 4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031	800,000	809,337
Cooperatieve Rabobank UA, 1.98% to 12/15/2026 then 1 yr. CMT Rate + 0.73%, 12/15/2027 (a)	250,000	241,193
Credit Agricole SA, 5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036 (a)	400,000	414,846
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	230,000	235,666
Extra Space Storage LP, 5.40%, 02/01/2034	300,000	304,861
Fairfax Financial Holdings Ltd., 6.50%, 05/20/2055 (a)	600,000	614,403
First Industrial LP, 5.25%, 01/15/2031	500,000	506,079
Fiserv, Inc., 3.50%, 07/01/2029	250,000	240,900
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	400,000	352,358
Goldman Sachs Group, Inc.
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	200,000	196,849
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	350,000	358,901
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	1,500,000	1,538,819
High Street Funding Trust III, 5.81%, 02/15/2055 (a)	500,000	485,641
Host Hotels & Resorts LP, 5.70%, 07/01/2034	250,000	251,737
HSBC Holdings PLC
5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	300,000	308,992
5.45% to 03/03/2035 then SOFR + 1.56%, 03/03/2036	1,000,000	1,005,887
JPMorgan Chase & Co.
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	250,000	257,604
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	2,200,000	2,280,815
Kite Realty Group LP
4.95%, 12/15/2031	400,000	401,661
5.20%, 08/15/2032	100,000	100,924
LPL Holdings, Inc., 5.75%, 06/15/2035	300,000	303,636
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052 (a)	400,000	389,113
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	200,000	205,735
Morgan Stanley
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	500,000	524,035
5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	1,500,000	1,554,954
Nippon Life Insurance Co., 6.50% to 04/30/2035 then 5 yr. CMT Rate + 3.19%, 04/30/2055 (a)	200,000	207,187
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (a)	400,000	306,338
6.17%, 05/29/2055 (a)	400,000	418,041
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (a)	200,000	205,077
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035	400,000	387,591
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	750,000	838,720
Rocket Cos., Inc., 6.13%, 08/01/2030 (a)	175,000	178,440
Royal Bank of Canada, 6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	500,000	471,246
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029 (a)	300,000	309,107
Sumitomo Mitsui Financial Group, Inc., 5.25% to 07/08/2035 then SOFR + 1.50%, 07/08/2036	500,000	500,000
Truist Bank, 4.63% to 09/17/2029 then 5 yr. CMT Rate + 1.15%, 09/17/2029	250,000	247,215
UBS Group AG
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030 (a)	200,000	205,448
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)	350,000	369,342
Ventas Realty LP, 5.00%, 01/15/2035	500,000	491,748
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (a)	100,000	98,286
4.13%, 08/15/2030 (a)	700,000	672,171
Wells Fargo & Co.
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	150,000	150,636
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	1,250,000	1,290,760
Welltower OP LLC, 5.13%, 07/01/2035	100,000	100,429
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	500,000	503,557
		30,738,178

Health Care - 1.3%
Amgen, Inc.
4.20%, 03/01/2033	650,000	624,178
3.15%, 02/21/2040	100,000	77,077
Elevance Health, Inc., 5.65%, 06/15/2054	200,000	192,399
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	400,000	391,224
Universal Health Services, Inc., 4.63%, 10/15/2029	500,000	494,522
		1,779,400

Industrials - 2.4%
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	200,000	196,149
BAE Systems PLC, 5.30%, 03/26/2034 (a)	500,000	511,404
Boeing Co., 6.53%, 05/01/2034	400,000	434,873
Ferguson Finance PLC, 3.25%, 06/02/2030 (a)	200,000	188,486
HEICO Corp., 5.35%, 08/01/2033	500,000	512,032
IDEX Corp., 4.95%, 09/01/2029	200,000	203,348
Keysight Technologies, Inc., 3.00%, 10/30/2029	250,000	235,281
nVent Finance Sarl, 2.75%, 11/15/2031	250,000	217,600
Weir Group, Inc., 5.35%, 05/06/2030 (a)	400,000	405,735
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	450,000	456,726
		3,361,634

Materials - 0.3%
Amcor Flexibles North America, Inc., 5.50%, 03/17/2035 (a)	250,000	253,759
Rio Tinto Finance USA PLC, 5.25%, 03/14/2035	200,000	203,606
		457,365

Technology - 1.7%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	450,000	436,653
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030	150,000	151,170
Dell International LLC / EMC Corp., 5.00%, 04/01/2030	100,000	101,634
Fair Isaac Corp., 6.00%, 05/15/2033 (a)	385,000	389,491
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	250,000	248,807
Intel Corp., 5.70%, 02/10/2053	150,000	139,699
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	300,000	271,071
Oracle Corp., 5.50%, 09/27/2064	200,000	182,306
Roper Technologies, Inc., 4.90%, 10/15/2034	500,000	493,320
		2,414,151

Utilities - 4.0%
AEP Transmission Co. LLC, 5.38%, 06/15/2035	750,000	766,663
AES Corp., 5.80%, 03/15/2032	700,000	711,080
Consumers Energy Co., 5.05%, 05/15/2035	150,000	151,123
DTE Electric Co., 5.25%, 05/15/2035	250,000	254,678
DTE Energy Co., 5.85%, 06/01/2034	150,000	156,994
Nevada Power Co., 5.90%, 05/01/2053	500,000	497,978
NiSource, Inc., 5.35%, 04/01/2034	500,000	508,647
Northern States Power Co./MN, 5.05%, 05/15/2035	500,000	505,218
Oncor Electric Delivery Co. LLC, 5.55%, 06/15/2054	400,000	387,645
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	50,000	52,103
Southwestern Electric Power Co., 5.30%, 04/01/2033	500,000	504,948
Virginia Electric and Power Co., 5.55%, 08/15/2054	400,000	387,748
Vistra Operations Co. LLC, 5.70%, 12/30/2034 (a)	750,000	764,332
		5,649,157
TOTAL CORPORATE BONDS (Cost $53,257,159)		53,714,102

U.S. TREASURY SECURITIES - 28.2%	Par	Value
United States Treasury Note/Bond
3.88%, 04/30/2030	6,000,000	6,024,844
4.00%, 05/31/2030	3,750,000	3,786,914
3.38%, 05/15/2033	200,000	190,711
4.00%, 02/15/2034	300,000	296,965
3.88%, 08/15/2034	125,000	122,085
4.63%, 02/15/2035	18,810,000	19,412,508
4.25%, 05/15/2035	4,500,000	4,507,383
1.75%, 08/15/2041	125,000	83,027
3.00%, 11/15/2044	250,000	192,588
1.25%, 05/15/2050	250,000	120,195
1.88%, 02/15/2051	500,000	281,016
2.00%, 08/15/2051	250,000	144,209
1.88%, 11/15/2051	150,000	83,508
2.25%, 02/15/2052	500,000	305,566
2.88%, 05/15/2052	500,000	352,031
4.63%, 02/15/2055	3,885,000	3,783,019
4.75%, 05/15/2055	250,000	248,633
TOTAL U.S. TREASURY SECURITIES (Cost $40,255,695)		39,935,202

MORTGAGE-BACKED SECURITIES - 14.8%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SD8367, 5.50%, 10/01/2053	214,334	214,684
Pool SD8447, 6.00%, 07/01/2054	1,192,045	1,212,675
Pool SD8496, 6.00%, 01/01/2055	1,206,888	1,227,313
Pool SD8507, 6.00%, 02/01/2055	944,783	960,709
Pool SD8523, 5.00%, 04/01/2055	294,475	288,772
Pool SD8532, 5.00%, 05/01/2055	1,489,253	1,460,640
Federal National Mortgage Association
Pool CB9327, 5.50%, 10/01/2054	664,709	677,324
Pool MA5027, 4.00%, 05/01/2053	1,116,111	1,039,985
Pool MA5139, 6.00%, 09/01/2053	969,996	987,739
Pool MA5341, 4.00%, 04/01/2054	529,105	492,467
Pool MA5529, 4.50%, 11/01/2054	1,068,550	1,023,020
Pool MA5530, 5.00%, 11/01/2054	1,441,077	1,413,505
Pool MA5643, 4.00%, 03/01/2055	1,076,605	1,001,794
Pool MA5665, 3.50%, 03/01/2055	492,010	443,296
Pool MA5670, 4.00%, 04/01/2055	246,825	229,674
Pool MA5699, 5.00%, 05/01/2055	1,489,780	1,461,041
Ginnie Mae II Pool
Pool MA7650, 3.00%, 10/20/2051	1,017,451	901,618
Pool MA7706, 3.00%, 11/20/2051	1,060,989	939,543
Pool MA9848, 4.00%, 08/20/2054	1,464,707	1,365,566
Pool MB0090, 4.50%, 12/20/2054	271,274	259,862
Pool MB0091, 5.00%, 12/20/2054	305,234	300,110
Pool MB0145, 4.50%, 01/20/2055	311,416	298,315
Pool MB0147, 5.50%, 01/20/2055	345,463	346,288
Pool MB0204, 5.00%, 02/20/2055	347,106	341,278
Pool MB0256, 4.00%, 03/20/2055	347,055	322,931
Pool MB0257, 4.50%, 03/20/2055	312,971	299,805
Pool MB0259, 5.50%, 03/20/2055	248,333	248,888
Pool MB0305, 4.00%, 04/20/2055	1,245,749	1,159,157
TOTAL MORTGAGE-BACKED SECURITIES (Cost $20,863,383)		20,917,999

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.9%	Par	Value
Angel Oak Mortgage Trust LLC
Series 2025-3, Class A1, 5.42%, 03/25/2070 (a)(b)	142,985	143,045
Series 2025-4, Class A1, 5.86%, 04/25/2070 (a)(b)	289,095	291,530
Series 2025-6, Class A1, 5.52%, 04/25/2070 (a)(b)	646,705	648,901
Series 2025-7, Class A1, 5.51%, 06/25/2070 (a)(c)	400,000	401,942
BRAVO Residential Funding Trust
Series 2023-NQM4, Class A1, 6.44%, 05/25/2063 (a)(b)	72,541	72,944
Series 2024-NQM5, Class A1, 5.80%, 06/25/2064 (a)(b)	176,612	177,482
Series 2024-NQM6, Class A1, 5.41%, 08/01/2064 (a)(b)	755,201	756,427
Series 2025-NQM3, Class A1, 5.57%, 03/25/2065 (a)(b)	289,580	291,595
Series 2025-NQM4, Class A1, 5.61%, 02/25/2065 (a)(b)	196,091	197,592
Series 2025-NQM5, Class A1, 5.50%, 02/25/2065 (a)(b)	486,869	488,688
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.66%, 04/15/2042 (a)(c)	100,000	101,996
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (a)(b)	838,539	842,468
COLT Funding LLC
Series 2023-3, Class A1, 7.18%, 09/25/2068 (a)(b)	334,987	340,189
Series 2025-3, Class A1, 5.35%, 03/25/2070 (a)(b)	120,484	120,803
Cross Mortgage Trust, Series 2025-H4, Class A1, 5.60%, 06/25/2070 (a)(c)	639,124	644,115
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MA, 3.50%, 07/25/2058	897,077	863,257
Series 2021-3, Class MA, 2.00%, 03/25/2061	223,912	194,762
Series 2025-1, Class MTU, 3.25%, 11/25/2064	196,473	170,566
GCAT, Series 2025-NQM1, Class A1, 5.37%, 11/25/2069 (a)(b)	475,611	476,653
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1, 5.65%, 06/25/2065 (a)(c)	350,000	351,588
JP Morgan Mortgage Trust
Series 2025-NQM1, Class A1, 5.59%, 06/25/2065 (a)(b)	191,267	192,105
Series 2025-NQM2, Class A1, 5.57%, 09/25/2065 (a)(c)	245,697	246,764
LHOME Mortgage Trust, Series 2025-RTL2, Class A1, 5.61%, 04/25/2040 (a)(c)	500,000	502,455
MFRA Trust
Series 2024-NQM3, Class A1, 5.72%, 12/25/2069 (a)(b)	888,751	894,805
Series 2025-NQM2, Class A1, 5.68%, 05/27/2070 (a)(b)	640,245	644,051
Onslow Bay Mortgage Loan Trust
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063 (a)(b)	944,073	956,694
Series 2024-NQM11, Class A1, 5.88%, 06/25/2064 (a)(b)	175,594	176,669
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064 (a)(c)	918,968	922,891
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065 (a)(b)	497,085	499,653
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064 (a)(b)	334,881	336,941
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055 (a)(b)	238,709	238,977
Series 2025-NQM6, Class A1, 5.60%, 03/25/2065 (a)(b)	271,073	272,351
Series 2025-NQM7, Class A1, 5.56%, 05/25/2055 (a)(b)	290,106	292,189
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060 (a)(b)	244,218	245,402
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,947,245)		13,998,490

ASSET-BACKED SECURITIES - 5.9%	Par	Value
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, 02/18/2028	89,782	89,938
Bank of America Auto Trust, Series 2025-1A, Class A4, 4.47%, 11/20/2031 (a)	450,000	451,649
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/2028 (a)	177,920	176,150
CPS Auto Trust, Series 2025-B, Class B, 4.79%, 11/15/2029 (a)	500,000	500,966
Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.76%, 09/15/2028	300,000	304,598
FHF Trust, Series 2024-2A, Class B, 5.97%, 06/15/2030 (a)	300,000	305,165
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87%, 08/15/2036 (a)(b)	200,000	203,716
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97%, 10/15/2029 (a)	800,000	809,606
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036 (a)	100,000	104,619
MVW Owner Trust, Series 2022-1A, Class A, 4.15%, 11/21/2039 (a)	810,798	800,276
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (a)	193,756	187,458
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	96,169	84,378
Series 2021-1A, Class A1A, 1.31%, 12/26/2069 (a)	118,985	99,067
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	78,590	71,604
Series 2024-A, Class A, 5.66%, 10/15/2072 (a)	893,457	906,912
Series 2025-A, Class A, 5.02%, 07/15/2055 (a)	200,000	201,604
OWN Tactical Equipment I LLC, Series 2025-1M, Class A, 5.48%, 09/26/2033 (a)	300,000	300,925
SMB Private Education Loan Trust
Series 2021-A, Class APT2, 1.07%, 01/15/2053 (a)	89,155	80,405
Series 2022-B, Class A1A, 3.94%, 02/16/2055 (a)	666,040	648,321
Series 2024-A, Class A1A, 5.24%, 03/15/2056 (a)	639,199	649,896
Series 2025-A, Class A1A, 5.13%, 04/15/2054 (a)	592,360	602,782
Toyota Auto Loan Extended Note Trust
Series 2023-1A, Class A, 4.93%, 06/25/2036 (a)	250,000	254,538
Series 2025-1A, Class A, 4.65%, 05/25/2038 (a)	250,000	252,075
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032 (a)	250,000	255,376
TOTAL ASSET-BACKED SECURITIES (Cost $8,313,393)		8,342,024

COLLATERALIZED LOAN OBLIGATIONS - 1.9%	Par	Value
Aimco CDO, Series 2015-AA, Class AR3, 5.53% (3 mo. Term SOFR + 1.25%), 10/17/2034 (a)	660,000	661,187
Buttermilk Park CLO, Series 2018-1A, Class A1R, 5.34% (3 mo. Term SOFR + 1.08%), 10/15/2031 (a)	168,555	168,757
CarVal CLO, Series 2018-1A, Class AR, 5.49% (3 mo. Term SOFR + 1.23%), 07/16/2031 (a)	803,162	804,366
Magnetite CLO Ltd., Series 2019-22A, Class ARR, 5.51% (3 mo. Term SOFR + 1.25%), 07/15/2036 (a)	250,000	250,130
Neuberger Berman CLO Ltd., Series 2021-43A, Class BR, 5.73% (3 mo. Term SOFR + 1.45%), 07/17/2036 (a)	250,000	248,651
Palmer Square CLO Ltd., Series 2015-1A, Class A1A5, 5.37% (3 mo. Term SOFR + 1.05%), 05/21/2034 (a)	250,000	249,793
Palmer Square Loan Funding Ltd., Series 2021-4A, Class A2, 5.92% (3 mo. Term SOFR + 1.66%), 10/15/2029 (a)	250,000	250,910
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,631,538)		2,633,794

TOTAL INVESTMENTS - 98.7% (Cost $139,268,413)		139,541,611
Money Market Deposit Account - 0.2% (d)		263,997
Other Assets in Excess of Liabilities - 1.1%		1,643,053
TOTAL NET ASSETS - 100.0%		$141,448,661
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $36,020,801 or 25.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.